Discontinued Operations - Additional Information (Detail) - shares	May 31, 2023	Apr. 24, 2023	Jun. 30, 2023	Jun. 01, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Income Statement Of Discontinued Operations [Line Items]
Number of shares outstanding			55,583,768		45,675,968	45,510,810	45,484,310
Calyxt [member]
Schedule Of Income Statement Of Discontinued Operations [Line Items]
Percentage of voting equity interests acquired	48.00%
Number of shares outstanding	997,745
Stockholders equity, reverse stock split	1-for-5	1-for-10
Cibus, Inc. [Member]
Schedule Of Income Statement Of Discontinued Operations [Line Items]
Percentage of voting equity interests acquired				2.90%
Cellectis S.A. [Member] | Calyxt [member]
Schedule Of Income Statement Of Discontinued Operations [Line Items]
Number of shares outstanding	479,264
Class A Common Stock [Member] | Calyxt [member]
Schedule Of Income Statement Of Discontinued Operations [Line Items]
Number of shares issued	16,527,484
Class A Common Stock [Member] | Cibus Global [Member]
Schedule Of Income Statement Of Discontinued Operations [Line Items]
Number of shares issued	16,527,484